Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC and Barclays Capital Real Estate Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the MCR 2024-TWA Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2024-TWA securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

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be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of June 6, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 23, 2024 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	MCR 2024-TWA Accounting Tape_Final.xlsx (provided on May 23, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to the signed third-party appraisal report or opinion of value report detailing the valuation of the property or summary provided by the Company detailing the opinion of value and opinion of value date for the respective loan, as contained in the Loan File.
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●	The phrase “Engineering Report” refers to the signed third-party property condition assessment, certificate of substantial completion or architect certificate - each document detailing the physical condition and any required/proposed repairs needed at the property, as contained in the Loan File.

●	The phrase “Environmental Report” refers to the signed third-party phase I, phase II, hazardous building materials assessment, remedial soil excavation or client environmental questionnaire. Each document details various environmental assessments related to the property, as contained in the Loan File.

●	The phrase “Fee Schedule” refers to the documentation for the certificate admini;ator fee and servicing fee related to the Transaction.

●	The phrase “Ground Lease” refers to the signed ground lease, sub-ground lease, ground lease abstract, sub-ground lease abstract and/or ground lease rent calculation report.

●	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.

●	The phrase “Loan Agreement” refers to a signed or draft loan agreement.

●	The phrase “Management Agreement” refers to a signed or draft management agreement.

●	The phrase “Title Policy” refers to a pro-forma title policy.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements and rent roll schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From April 24, 2024 through May 23, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

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This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access

to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

\s\ PricewaterhouseCoopers LLP

New York, NY

May 23, 2024

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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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MCR 2024-TWA	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan #	None - Company Provided	None
2	Seller	None - Company Provided	None
3	Originator	Loan Agreement	None
4	% of Initial Pooled Balance	Recalculation	None
5	Property Name	None - Company Provided	None
6	Street Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip Code	Appraisal Report	None
10	Property Type	Appraisal Report	None
11	Property Subtype	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Borrower Owned Keys	Appraisal Report	None
15	Flag	Management Agreement	None
16	Mortgage Loan Original Balance ($)	Loan Agreement	None
17	Mortgage Loan Cut-off Balance ($)	Recalculation	None
18	Mortgage Loan Maturity Balance ($)	Recalculation	None
19	Mortgage Loan Cut-off Balance / Key ($)	Recalculation	None
20	Mortgage Loan Rate %	None - Company Provided	None
21	Mortgage Loan Admin. Fee %	Fee Schedule	None
22	Net Mortgage Loan Rate %	Recalculation	None
23	Accrual Type	Loan Agreement	None
24	Amortization Type	Loan Agreement	None
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MCR 2024-TWA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
25	Note Date	Loan Agreement	None
26	First Payment Date	Loan Agreement	None
27	Initial Original Term	Recalculation	None
28	Initial Remaining Term	Recalculation	None
29	Initial Maturity Date	Loan Agreement	None
30	Seasoning	Recalculation	None
31	Extension Options	Loan Agreement	None
32	Payment Due Date	Loan Agreement	None
33	Grace Period (Late Payment)	Loan Agreement	None
34	Grace Period (Default)	Loan Agreement	None
35	Interest Accrual Start	Loan Agreement	None
36	Interest Accrual End	Loan Agreement	None
37	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Recalculation	None
38	Mortgage Loan Annual Debt Service ($) at Loan Rate	Recalculation	None
39	Prepayment Provision (Payments)	Loan Agreement	None
40	Prepayment Provision Comments	Loan Agreement	None
41	Partial Release Allowed?	Loan Agreement	None
42	Partial Release Description	Loan Agreement	None
43	As-Is Appraised Value ($)	Appraisal Report	None
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MCR 2024-TWA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
44	As-Is Appraised Value ($) Per Key	Recalculation	None
45	Appraisal Date	Appraisal Report	None
46	Environmental Report Date	Environmental Report	None
47	Engineering Report Date	Engineering Report	None
48	As-Is Mortgage Loan Cutoff Date LTV %	Recalculation	None
49	As-Is Mortgage Loan Maturity Date LTV %	Recalculation	None
50	2022 Occupancy	Underwriting File	0.10%
51	2022 ADR	Underwriting File	$0.01
52	2022 RevPAR	Underwriting File	$0.01
53	2022 Available Rooms	Underwriting File	None
54	2022 Occupied Rooms	Underwriting File	None
55	2022 Revenues ($)	Underwriting File	$1.00
56	2022 Total Expenses ($)	Underwriting File	$1.00
57	2022 NOI ($)	Underwriting File	$1.00
58	2022 NCF ($)	Underwriting File	$1.00
59	2023 Occupancy	Underwriting File	0.10%
60	2023 ADR	Underwriting File	$0.01
61	2023 RevPAR	Underwriting File	$0.01
62	2023 Available Rooms	Underwriting File	None
63	2023 Occupied Rooms	Underwriting File	None
64	2023 Revenues ($)	Underwriting File	$1.00
65	2023 Total Expenses ($)	Underwriting File	$1.00
66	2023 NOI ($)	Underwriting File	$1.00
67	2023 NCF ($)	Underwriting File	$1.00
68	TTM March 2024 Occupancy	Underwriting File	0.10%
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MCR 2024-TWA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
69	TTM March 2024 ADR	Underwriting File	$0.01
70	TTM March 2024 RevPAR	Underwriting File	$0.01
71	TTM March 2024 Available Rooms	Underwriting File	None
72	TTM March 2024 Occupied Rooms	Underwriting File	None
73	TTM March 2024 Revenues ($)	Underwriting File	$1.00
74	TTM March 2024 Total Expenses ($)	Underwriting File	$1.00
75	TTM March 2024 NOI ($)	Underwriting File	$1.00
76	TTM March 2024 NCF ($)	Underwriting File	$1.00
77	Budget 2024 Occupancy	Underwriting File	0.10%
78	Budget 2024 ADR	Underwriting File	$0.01
79	Budget 2024 RevPAR	Underwriting File	$0.01
80	Budget 2024 Available Rooms	Underwriting File	None
81	Budget 2024 Occupied Rooms	Underwriting File	None
82	Budget 2024 Revenues ($)	Underwriting File	$1.00
83	Budget 2024 Total Expenses ($)	Underwriting File	$1.00
84	Budget 2024 NOI ($)	Underwriting File	$1.00
85	Budget 2024 NCF ($)	Underwriting File	$1.00
86	Lender In-Place UW Occupancy	Underwriting File	0.10%
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MCR 2024-TWA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
87	Lender In-Place UW ADR	Underwriting File	$0.01
88	Lender In-Place UW RevPAR	Underwriting File	$0.01
89	Lender In-Place UW Available Rooms	Underwriting File	None
90	Lender In-Place UW Occupied Rooms	Underwriting File	None
91	Lender In-Place UW Revenues ($)	Underwriting File	$1.00
92	Lender In-Place UW Total Expenses ($)	Underwriting File	$1.00
93	Lender In-Place UW NOI ($)	Underwriting File	$1.00
94	Lender In-Place UW FF&E ($)	Underwriting File	$1.00
95	Lender In-Place UW NCF ($)	Underwriting File	$1.00
96	Mortgage Loan UW NOI DSCR	Recalculation	None
97	Mortgage Loan UW NCF DSCR	Recalculation	None
98	Mortgage Loan UW NOI Debt Yield %	Recalculation	None
99	Mortgage Loan UW NCF Debt Yield %	Recalculation	None
100	Title Type	Title Policy	None
101	Ground Lease Expiration Date	Ground Lease	None
102	Ground Lease Extension Options	Ground Lease	None
103	Ground Lease Fully Extended Expiration Date	Ground Lease	None
104	Ground Lease Annual Payment	Underwriting File	$1.00
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MCR 2024-TWA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
105	Ground Lease Annual Rent Increases	Ground Lease	None
106	PML %	None - Company Provided	None
107	PML Report Date	None - Company Provided	None
108	UPFRONT ESCROW Upfront Capex Reserve ($)	Loan Agreement	None
109	UPFRONT ESCROW Upfront Engin. Reserve ($)	Loan Agreement	None
110	UPFRONT ESCROW Upfront FF&E Reserve ($)	Loan Agreement	None
111	UPFRONT ESCROW Upfront RE Tax Reserve ($)	Loan Agreement	None
112	UPFRONT ESCROW Upfront Ins. Reserve ($)	Loan Agreement	None
113	UPFRONT ESCROW Upfront Other Reserve ($)	Loan Agreement	None
114	UPFRONT ESCROW Upfront Other Reserve Description	Loan Agreement	None
115	MONTHLY ESCROW Monthly Capex Reserve ($)	Loan Agreement	None
116	MONTHLY ESCROW Monthly FF&E Reserve ($)	Loan Agreement	None
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MCR 2024-TWA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
117	MONTHLY ESCROW Monthly RE Tax Reserve ($)	Loan Agreement	None
118	MONTHLY ESCROW Monthly Ins. Reserve ($)	Loan Agreement	None
119	MONTHLY ESCROW Monthly Other Reserve ($)	Loan Agreement	None
120	MONTHLY ESCROW Monthly Other Reserve Description	Loan Agreement	None
121	Loan Purpose	None - Company Provided	None
122	Principal / Carveout Guarantor	Guaranty Agreement	None
123	Lockbox (Y/N)	Loan Agreement	None
124	Lockbox Type	Loan Agreement	None
125	Cash Management	Loan Agreement	None
126	Loan #	None - Company Provided	None
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MCR 2024-TWA	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
4	% of Initial Pooled Balance	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) aggregate sum of the Mortgage Loan Cut-off Balance ($) for the Collateral.
17	Mortgage Loan Cut-off Balance ($)	Set equal to Mortgage Loan Original Balance ($).
18	Mortgage Loan Maturity Balance ($)	Set equal to Mortgage Loan Cut-off Balance ($).
19	Mortgage Loan Cut-off Balance / Key ($)	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) Borrower Owned Keys.
22	Net Mortgage Loan Rate %	Difference of (i) Mortgage Loan Rate % and (ii) Mortgage Loan Admin. Fee %.
27	Initial Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date.
38	Initial Remaining Term	Difference between (i) Initial Original Term and (ii) Seasoning.
30	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date and (ii) Cut-off Date.
37	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) the Product of (a) Mortgage Loan Cut-off Balance ($), (b) Mortgage Loan Rate % and (c) Accrual Type and (ii) 12.
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MCR 2024-TWA	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
38	Mortgage Loan Annual Debt Service ($) at Loan Rate	Product of (i) Mortgage Loan Monthly Debt Service ($) at Loan Rate and (ii) 12.
44	As-Is Appraised Value ($) Per Key	Quotient of (i) As-Is Appraised Value ($) and (ii) Borrower Owned Keys.
48	As-Is Mortgage Loan Cutoff Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) As-Is Appraised Value ($).
49	As-Is Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).
96	Mortgage Loan UW NOI DSCR	Quotient of (i) Lender In-Place UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
97	Mortgage Loan UW NCF DSCR	Quotient of (i) Lender In-Place UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
98	Mortgage Loan UW NOI Debt Yield %	Quotient of (i) Lender In-Place UW NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
99	Mortgage Loan UW NCF Debt Yield %	Quotient of (i) Lender In-Place UW NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).

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